PHOENIX INVESTMENT PARTNERS


                                                         OCTOBER 31, 1998


              ANNUAL REPORT


                                                       - Phoenix Multi-Sector
                                                         Fixed Income Fund, Inc.


[LOGO] PHOENIX
       INVESTMENT PARTNERS

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]
  The 12 months ended October 31, 1998 were a particularly difficult time for funds that invest in emerging markets. While problems in Russia were the catalyst for the sudden drop in the value of emerging-markets debt, virtually every country -- both developed and emerging -- was negatively affected on a relative basis.

  During periods of market extremes, we believe that by remaining true to our discipline of focusing on the most undervalued sectors, we will continue to add value for our shareholders over the long term. We believe that our disciplined approach and past experience in investing during difficult markets will lead us to the most attractive long-term opportunities. Of course, past performance is no guarantee of future results.

  On the following page, your Fund manager reviews the market environment during this reporting period and offers his outlook for the next six months. We hope you find his comments informative. If you have any questions, please contact your financial advisor or call us toll-free at 1-800-243-1574.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

December 8, 1998

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is appropriate for moderate risk investors seeking to maximize current income consistent with preservation of capital by investing in a broadly diversified bond fund. Investors should note that foreign investments pose added risks, such as currency fluctuation, less public disclosure, and political and economic uncertainty, and that high-yielding fixed-income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

Q: HOW HAS THE FUND PERFORMED OVER THE LAST FISCAL YEAR?

A: For the 12 months ended October 31, 1998, Class A shares returned (6.86)%, Class B shares returned (7.51)% and Class C shares returned (7.36)% compared with a return of 9.34% for the Lehman Brothers Aggregate Bond Index.(1) In contrast, the J.P. Morgan Emerging Market Bond Index Plus(2) was down 10.11% for the year ended October 31, 1998. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: The disappointing performance was due to our exposure to more credit-sensitive sectors of the bond market. During 1998, the world financial markets have been experiencing a global "flight to quality" that has been driven by the financial crises in Asia and Russia. U.S. Treasuries have been the sole benefactor, while the biggest losers have been higher-yielding sectors, such as emerging-markets and domestic high-yield, two of our largest portfolio positions.

Q: WHAT IS YOUR CURRENT STRATEGY?

A: The two biggest risks in fixed income investing are interest rate risk and credit risk. Our investment approach does not try to anticipate the direction of interest rates. Instead, we seek to add value by identifying undervalued sectors of the bond market. This contrarian approach is one that requires discipline and conviction, but has served us well in the past. Of course, past performance is no guarantee of future results.

    We will continue to follow our value-oriented investment approach, overweighting those sectors where we find the best values. Despite recent weakness, our long-term outlook remains constructive. We feel the market has overreacted to global events, resulting in extraordinary values for long-term investors. We will continue to maintain a well-diversified portfolio (investing across 12 market sectors), with exposure to more credit-sensitive sectors, which we perceive to be considerably undervalued.

Q: WHAT IS YOUR OUTLOOK?

A: It is important at times like this to keep a long-term perspective as extreme market moves like the one we are currently experiencing generally reverse themselves over time. We have seen a number of market events like this over the last decade. Two that most resemble the current situation were the "junk" bond panic of 1990-91 and the Mexican peso devaluation in 1994-95. Although both of these events triggered dips in the market, long-term investors were rewarded for their patience and conviction. Of course, past performance is no guarantee of future performance, and there can be no assurance that there will be a similar turnaround in emerging markets.

                                                               NOVEMBER 12, 1998

(1) THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF BROAD BOND MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE J.P. MORGAN EMERGING MARKET BOND INDEX PLUS IS AN UNMANAGED, COMMONLY USED MEASURE OF EMERGING-MARKET DEBT TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix Multi-Sector Fixed Income Fund, Inc.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIODS ENDING 10/31/98

                                                                            INCEPTION         INCEPTION
                                           1 YEAR         5 YEARS         TO 10/31/1998         DATES
                                           ------         -------         -------------       ----------
Class A Shares at NAV(2)                   (6.86)%         4.68%              9.23%            12/18/89
Class A Shares at POP(3)                  (11.26)          3.67               8.64             12/18/89

Class B Shares at NAV(2)                   (7.51)          3.91               6.52              1/3/92
Class B Shares with CDSC(4)               (10.70)          3.91               6.52              1/3/92

Class C Shares at NAV(2)                   (7.36)            --             (11.49)            10/14/97
Class C Shares with CDSC(4)                (7.36)            --             (11.49)            10/14/97

Lehman Brothers Aggregate Bond Index(7)      9.34          7.02                 --               Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and Capital Gains distributions.

(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

(4) CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a 5-year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

(5) Index performance is 8.75% for Class A (since 12/31/89), 7.69% for Class B (since 12/31/91) and 9.34% for Class C (since 10/31/97) respectively.

(6) This chart illustrates POP returns on Class A. Returns on Class B and C shares will vary due to differing sales charges.

(7) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The Index's performance does not reflect sales charges.

All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                           PERIODS ENDING 10/31

                                              Phoenix
                    Lehman Brothers        Multi-Sector
                      Aggregate            Fixed Income-
                     Bond Index(7)          Class A(6)
                    ---------------       --------------
12/31/89               $10,000                $9,528
10/31/90               $10,503                $9,704
10/31/91               $12,164               $12,378
10/31/92               $13,359               $14,125
10/31/93               $14,946               $16,605
10/31/94               $14,397               $15,845
10/31/95               $16,650               $18,035
10/31/96               $17,624               $20,515
10/31/97               $19,191               $22,405
10/31/98               $20,982               $20,869

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/18/89 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                       10/31/98
As a percentage of bond holdings
Foreign Government                         33%
Non-Agency Mortgage                        28%
Corporate                                  22%
Foreign Corporate                           9%
Municipal                                   5%
Asset-Backed                                1%
Foreign Convertible                         1%
U.S. Government                             1%

Phoenix Multi-Sector Fixed Income Fund, Inc.

 TEN LARGEST HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Poland PDI Bearer                                              3.6%
        FOREIGN GOVERNMENT SECURITY
    2.  Republic of Brazil C Bond                                      3.0%
        FOREIGN GOVERNMENT SECURITY
    3.  ContiMortgage Home Equity Loan Trust                           3.0%
        NON-AGENCY MORTGAGE-BACKED SECURITY
    4.  Middletown Trust Notes                                         2.4%
        INSURANCE INDUSTRY CORPORATE BOND
    5.  Republic of Bulgaria IAB Series                                2.4%
        FOREIGN GOVERNMENT SECURITY
    6.  CS First Boston Mortgage Securities                            2.0%
        NON-AGENCY MORTGAGE-BACKED SECURITY
    7.  Structured Asset Securities Corp., 93-C1                       1.9%
        NON-AGENCY MORTGAGE-BACKED SECURITY
    8.  United Mexican States, 5/15/26                                 1.8%
        FOREIGN GOVERNMENT SECURITY
    9.  Structured Asset Securities Corp., 95-C1                       1.8%
        NON-AGENCY MORTGAGE-BACKED SECURITY
   10.  Criimi Mae Trust I                                             1.8%
        NON-AGENCY MORTGAGE-BACKED SECURITY

                        INVESTMENTS AT OCTOBER 31, 1998

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
U.S. GOVERNMENT SECURITIES--0.6%

U.S. TREASURY NOTES--0.6%
U.S. Treasury Notes 5.25%,
8/15/03.........................      AAA      $     500     $      521,852
U.S. Treasury Notes 5.625%,
5/15/08.........................      AAA          1,000          1,077,583
                                                             --------------
                                                                  1,599,435
                                                             --------------
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,605,677)                                      1,599,435
---------------------------------------------------------------------------

MUNICIPAL BONDS--5.2%
CALIFORNIA--0.2%
Fresno California Pension
Obligation 7.80%, 6/1/14........      AAA            500            584,375
FLORIDA--1.7%
Palm Beach Waste Revenue Project
B Taxable 10.50%, 1/1/11(i).....      NR           3,750          2,925,000

University of Miami Exchangeable
Revenue Series A Taxable 7.65%,
4/1/20..........................      AAA          1,965          2,127,112
                                                             --------------
                                                                  5,052,112
                                                             --------------

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------

ILLINOIS--0.7%
Illinois Educational Facilities
Authority Revenue - Loyola
University Series A Taxable
7.84%, 7/1/24...................      AAA      $   1,800     $    2,011,500

PENNSYLVANIA--1.8%
Pennsylvania Economic
Development 9.50%,
1/1/12(i)(j)....................      NR           3,500          1,995,000

Pittsburgh Taxable Pension
General Obligation 6.35%,
3/1/13..........................      AAA          3,000          3,172,500
                                                             --------------
                                                                  5,167,500
                                                             --------------

WASHINGTON--0.8%
Snohomish County School District
5%, 12/1/08.....................      AAA          2,000          2,190,000
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $16,192,981)                                    15,005,487
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.7%

Green Tree Financial Corp. 94-1,
B2 7.85%, 4/15/19...............    Baa(c)         2,000          2,007,500
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,062,364)                                      2,007,500
---------------------------------------------------------------------------

4                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
CORPORATE BONDS--22.2%

AEROSPACE/DEFENSE--0.4%
BE Aerospace 144A 9.50%,
11/1/08(b)......................       B       $   1,000     $    1,030,000

AUTO PARTS & EQUIPMENT--0.7%
Titan Tire 7%, 2/11/00..........      NR           2,000          1,920,000
BROADCASTING (TELEVISION, RADIO & CABLE)--3.1%
CBS Radio, Inc. 11.375%,
1/15/09.........................      NR           2,000          2,310,000
Fox Family Worldwide, Inc. 0%,
11/1/07(d)......................       B           3,615          2,169,000

Fox/Liberty Networks LLC 0%,
8/15/07(d)......................       B           2,500          1,618,750

Fox/Liberty Networks LLC 8.875%,
8/15/07.........................       B           3,000          2,917,500
                                                             --------------
                                                                  9,015,250
                                                             --------------

BUILDING MATERIALS--0.7%
Nortek, Inc. 9.875%, 3/1/04.....      B-           2,000          1,970,000
GAMING, LOTTERY & PARIMUTUEL COMPANIES--2.5%
Horseshoe Gaming LLC Series B,
12.75%, 9/30/00.................      BB-          1,500          1,590,000
Majestic Star Casino LLC 12.75%,
5/15/03.........................       B           1,000          1,030,000

Mashantucket Pequot 144A 6.91%,
9/1/12(b).......................      AAA          1,400          1,513,750

Station Casinos, Inc. 10.125%,
3/15/06.........................      B+           3,000          2,985,000
                                                             --------------
                                                                  7,118,750
                                                             --------------

INSURANCE (MULTI-LINE)--2.4%
Middletown Trust Notes Series C,
11.75%, 7/15/10(k)..............      A+           6,782          7,000,000
MANUFACTURING (SPECIALIZED)--0.5%
Collins & Aikman Products
11.50%, 4/15/06.................       B           1,500          1,552,500

METALS MINING--0.3%
NSM Steel Ltd. 144A 12%,
2/1/06(b).......................      B-           2,800            756,000

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------

PERSONAL CARE--2.1%
Bally Total Fitness Holding
Corp. Series B, 9.875%,
10/15/07........................      B-       $   2,750     $    2,530,000

Revlon Consumer Products 8.625%,
2/1/06..........................      B-           3,790          3,420,475
                                                             --------------
                                                                  5,950,475
                                                             --------------

RAILROADS--0.9%
American Commercial Lines LLC
144A 10.25%, 6/30/08(b).........       B           2,650          2,573,813

SERVICES (COMMERCIAL & CONSUMER)--0.0%
ARA Services, Inc. 10.625%,
8/1/00..........................     BBB-             54             57,240

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.5%
American Cellular Corp. 144A
10.50%, 5/15/08(b)..............     CCC+          2,500          2,375,000

Comcast Cellular Series B 9.50%,
5/1/07..........................      BB+          1,900          1,966,500
                                                             --------------
                                                                  4,341,500
                                                             --------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.9%
RCN Corp. 0%, 10/15/07(d).......     B(c)          2,000          1,040,000
RCN Corp. Series B 0%,
2/15/08(d)......................     B(c)          9,000          4,320,000
                                                             --------------
                                                                  5,360,000
                                                             --------------

TELEPHONE--3.4%
FirstCom, Corp. 144A 14%,
10/27/07(b).....................      NR           3,930          2,063,250

ICG Holdings, Inc. 0%,
9/15/05(d)......................      NR           2,100          1,617,000
Intermedia Communication 0%,
7/15/07(d)......................       B           2,400          1,620,000

Teligent, Inc. 11.50%,
12/1/07.........................      CCC          3,330          2,763,900
Teligent, Inc. Series B 0%,
3/1/08(d).......................      CCC          3,500          1,540,000
                                                             --------------
                                                                  9,604,150
                                                             --------------

TRUCKERS & MARINE--1.8%
Hvide Marine, Inc. 8.375%,
2/15/08.........................      BB-          2,500          1,925,000

                       See Notes to Financial Statements                       5

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
TRUCKERS & MARINE--CONTINUED
Sea Containers 7.875%,
2/15/08.........................      BB-      $   3,500     $    3,311,875
                                                             --------------
                                                                  5,236,875
                                                             --------------
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $71,884,954)                                    63,486,553
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--27.7%

BTC Mortgage Investors Trust
97-S1, D 144A 6.95%,
12/31/09(b).....................      BBB          3,000          3,000,000

ContiMortgage Home Equity Loan
Trust 98-1, B 7.86%, 4/15/29....     BBB-          8,495          8,548,094

Criimi Mae Trust I 96-C1, A2
144A 7.56%, 6/30/33(b)..........      BBB          5,125          5,099,375

CS First Boston Corp. 97-SPCE, D
144A 7.332%, 4/20/08(b).........    BBB(c)         4,928          4,998,840
CS First Boston Corp. 98-C1, A1B
6.48%, 5/17/08..................      AAA          5,000          5,073,437
CS First Boston Mortgage
Securities 97-1R, 1M4 144A
7.312%, 2/28/22(b)..............    Baa(c)         5,977          5,607,161

DLJ Mortgage Acceptance Corp.
97-CF2, B1 144A 7.14%,
11/15/08(b).....................     BBB-          3,900          3,630,656

First Boston Mortgage Securities
Corp. 93-5 B2 7.30%, 7/25/23....     A+(c)         3,248          3,198,484

First Chicago/Lennar Trust
97-CHL1, D 144A 8.11%,
5/29/08(b)......................     BB(c)         4,000          3,767,500

First Union Lehman Brothers Bank
of America 6.778%, 11/15/35.....      BBB          3,000          2,898,750

General Growth Properties 97-1
D2 144A 6.992%, 11/10/07(b).....    Baa(c)         5,000          4,668,750

Norwest Asset Securities Corp.
96-3 B1 7.25%, 9/25/26..........     A(c)          3,435          3,478,218

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------

Norwest Asset Securities Corp.
96-3, B2 7.25%, 9/25/26.........    BBB(c)     $   2,144     $    2,127,356

Prudential Home Mortgage
Securities 93-L, 3B2 144A
6.641%, 12/25/23(b).............      NR           4,770          4,692,487

Resolution Trust Corp. 92-C3, B
9.05%, 8/25/23..................      AA           2,071          2,018,741

Ryland Mortgage Securities Corp.
III 92-A, 1A 8.259%, 3/29/30....      A-             316            300,175

Structured Asset Securities
Corp. 95-C1, D 7.375%,
9/25/24.........................      BBB          5,110          5,102,016

Structured Asset Securities
Corp. 93-C1, B 6.60%,
10/25/24........................      A+           5,250          5,314,401

Team Fleet Financing Corp. 96-1,
B 144A 7.10%, 12/15/02(b).......      BBB          3,000          2,976,562

Wilshire Funding Corp. 97-WFC1,
M3 7.25%, 8/25/27...............    Baa(c)         3,424          2,913,346
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $79,531,451)                                    79,414,349
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--32.8%

ALGERIA--0.2%
Algeria Tranch 1 Loans 6.375%,
4/9/09(d).......................      NR           1,364            647,727

ARGENTINA--6.5%
Republic of Argentina RegS
8.75%, 7/10/02..................     BBB-          3,200(g)       2,528,000

Republic of Argentina 9.75%,
9/19/27.........................      BB           2,775          2,410,781
Republic of Argentina RegS
11.75%, 2/12/07.................     BBB-          3,500(g)       2,866,485

Republic of Argentina 144A
11.75%, 2/12/07(b)..............     BBB-          3,000(g)       2,456,987

Republic of Argentina Bearer FRB
6.188%, 3/31/05(d)..............      BB           4,465          3,712,645

6                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
ARGENTINA--CONTINUED
Republic of Argentina Bocon Pro1
M1, PIK interest capitalization,
2.996%, 4/1/07(d)...............     BBB-      $   4,291(g)  $    2,676,646
Republic of Argentina Series
BGL4 11%, 10/9/06...............      BB           1,975          1,970,062
                                                             --------------
                                                                 18,621,606
                                                             --------------

BRAZIL--3.2%
Republic of Brazil C Bond, PIK
interest capitalization, 8%,
4/15/14(d)......................      BB-         13,860          8,654,145

Republic of Brazil Series EI - L
6.125%, 4/15/06(d)..............      BB-            960            623,400
                                                             --------------
                                                                  9,277,545
                                                             --------------

BULGARIA--3.3%
Republic of Bulgaria FLIRB
Series A Bearer Euro 2.50%,
7/28/12(d)......................     B(c)          4,750          2,636,250

Republic of Bulgaria IAB Series
PDI Euro 6.688%, 7/28/11(d).....     B(c)         10,350          6,947,438
                                                             --------------
                                                                  9,583,688
                                                             --------------
COLOMBIA--1.1%
Republic of Colombia 7.625%,
2/15/07.........................     BBB-          3,400          2,592,500

Republic of Colombia Global Bond
8.375%, 2/15/27.................     BBB-            750            534,375
                                                             --------------
                                                                  3,126,875
                                                             --------------

CROATIA--1.0%
Croatia Series B 6.562%,
7/31/06(d)......................     BBB-          1,810          1,483,837
Croatia Series A 6.562%,
7/31/10(d)......................     BBB-          1,700          1,326,000
                                                             --------------
                                                                  2,809,837
                                                             --------------

ECUADOR--1.8%
Ecuador Bearer PDI, PIK interest
capitalization, 6.625%,
2/27/15(d)......................     B(c)          9,902          4,319,740

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
ECUADOR--CONTINUED

Ecuador Registered PDI Euro, PIK
interest capitalization, 6.625%,
2/27/15(d)......................     B(c)      $   1,980     $      863,948
                                                             --------------
                                                                  5,183,688
                                                             --------------

IVORY COAST--0.2%
Ivory Coast FLIRB Series US1 2%,
3/29/18(d)......................      NR           2,506            626,500

KOREA--1.7%
Korea Development Bank 7.125%,
9/17/01.........................      BB+          2,850          2,529,375

Republic of Korea 0%, 4/26/99...      NR           3,445(h)       2,468,098
                                                             --------------
                                                                  4,997,473
                                                             --------------

MEXICO--4.6%
Banco Nacional de Mexico 144A
7.57%, 12/31/00(b)..............      NR           4,400          4,384,187

United Mexican States Global
Bond 11.375%, 9/15/16...........      BB           3,250          3,258,125

United Mexican States Global
Bond 11.50%, 5/15/26............      BB           5,135          5,289,050
                                                             --------------
                                                                 12,931,362
                                                             --------------

PANAMA--0.2%
Republic of Panama 8.875%,
9/30/27.........................      BB+            500            461,250

PERU--1.6%
Peru FLIRB 144A 3.25%,
3/7/17(b)(d)....................      BB           1,750            890,313
Peru PDI 144A 4%,
3/7/17(b)(d)....................      BB             980            563,500
Peru PDI 4%, 3/7/17(d)..........      BB           5,250          3,018,750
                                                             --------------
                                                                  4,472,563
                                                             --------------

POLAND--5.3%
Poland PDI Bearer 5%,
10/27/14(d).....................     BBB-         11,350         10,335,594
Poland Treasury Bill 0%,
1/13/99.........................      NR         9,690(e)         2,728,766
Poland Treasury Bill 0%,
2/17/99.........................      NR         7,620(e)         2,108,276
                                                             --------------
                                                                 15,172,636
                                                             --------------

                       See Notes to Financial Statements                       7

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
RUSSIA--0.6%
Russia IAN Series US 6.625%,
12/15/15(d).....................     Ca(c)     $   1,500     $      146,252

Russia Principal Loans Series 24
Yr 6.625%, 12/15/20(d)..........      NR          15,300          1,204,875
Russia Treasury Bills OFZ Linked
Notes 14%, 9/12/01..............      NR          41,898(f)         389,386
                                                             --------------
                                                                  1,740,513
                                                             --------------
SOUTH AFRICA--0.7%
Republic of South Africa 8.50%,
6/23/17.........................      BB+          2,790          1,921,613

VENEZUELA--0.8%
Republic of Venezuela 9.25%,
9/15/27.........................      B+           1,475            899,750
Venezuela FLIRB Series B 6.125%,
3/31/07(d)......................      B+           2,631          1,479,904
                                                             --------------
                                                                  2,379,654
                                                             --------------
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $115,840,625)                                   93,954,530
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--8.5%
BERMUDA--0.1%
AES China Generating Co. Yankee
10.125%, 12/15/06...............      BB-            500            282,500

BRAZIL--1.3%
Globo Communicacoes Co. 144A
10.625%, 12/5/08(b).............      BB-          3,500          1,903,125

Globo Communicacoes Co. RegS
10.625%, 12/5/08................      BB-            650            353,437

Radio TV Bandeirantes 144A
12.875%, 5/15/06(b).............      B-           3,000          1,500,000
                                                             --------------
                                                                  3,756,562
                                                             --------------
CANADA--0.6%
Metronet Communications Corp.
144A 0%, 6/15/08(b)(d)..........       B           3,250          1,820,000

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------

CHILE--2.1%
Compania Sud Amer Vapore 144A
7.375%, 12/8/03(b)..............      BBB      $   5,000     $    4,650,000

Petropower I Funding Trust 144A
7.36%, 2/15/14(b)...............      BBB          1,450          1,225,250
                                                             --------------
                                                                  5,875,250
                                                             --------------

CHINA--0.5%
Greater Beijing RegS 9.75%,
6/15/04.........................      BB           2,000            800,000
Greater Beijing 144A 10%,
6/15/07(b)......................      BB           1,700            748,000
                                                             --------------
                                                                  1,548,000
                                                             --------------

INDONESIA--0.7%
APP Finance II Mauritius Ltd
12%, 12/29/49(d)................     CCC+          3,670          2,101,075

JAMAICA--0.2%
Mechala Group Jamaica 12.75%,
12/30/99........................      NR           1,000            775,000

JAPAN--0.9%
IBJ Preferred Capital Co. LLC
144A 8.79%, 12/29/49(b)(d)......    Baa(c)         1,985          1,590,839

SB Treasury Co. LLC 144A 9.40%,
12/29/49(b)(d)..................     BBB-          1,000            901,632
                                                             --------------
                                                                  2,492,471
                                                             --------------

MEXICO--0.6%
Innova S. De. R.L. 12.875%,
4/1/07..........................      B-           3,000          1,635,000

NETHERLANDS--0.5%
Netia Holdings 144A 0%,
11/1/07(b)(d)...................       B           3,250          1,527,500

UNITED KINGDOM--0.8%
RSL Communications PLC 0%,
3/1/08(d).......................      B-           5,000          2,400,000

VENEZUELA--0.2%
Petrozuata Finance, Inc. 144A
8.22% 4/1/17(b).................     BBB-            650            517,745
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $35,111,256)                                    24,731,103
---------------------------------------------------------------------------

8                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------
FOREIGN CONVERTIBLE BONDS--0.8%

CANADA--0.1%
Petersburg Long Cv. 144A 9%,
6/1/06(b).......................      NR       $     600     $      237,000
MEXICO--0.2%
Consorcio Groupo Dina Cv. 8%,
8/8/04..........................      NR           1,000            475,000

RUSSIA--0.5%
Lukinter Finance Cv. BV RegS
3.50%, 5/6/02...................      CC           3,875          1,336,876
---------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $6,564,644)                                      2,048,876
---------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.5%
(IDENTIFIED COST $328,793,952)                                  282,247,833
---------------------------------------------------------------------------

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                  (Unaudited)    (000)           VALUE
                                  -----------  ---------     --------------

SHORT-TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
Anheuser Busch Companies, Inc.
5.55%, 11/2/98..................     A-1+      $   4,765     $    4,764,266
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,764,266)                                      4,764,266
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $333,558,218)                                  287,012,099(a)
Cash and receivables, less liabilities--(0.2%)                     (683,616)
                                                             --------------
NET ASSET--100.0%                                            $  286,328,483
                                                             --------------
                                                             --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,172,150 and gross depreciation of $51,851,430 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $335,691,379.
(b) Security Exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to a value of $73,669,222 or 25.7% of net assets.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e)  Par value represents Polish Zloty.
(f)  Par value represents Russian Rubles.
(g)  Par value represents Argentine Pesos.
(h)  Par value represents South Korean Won, rounded in millions.
(i)  Security in default.
(j)  Non-income producing.
(k) Security valued at fair value as determined in good faith by or under the direction of the Directors.

                       See Notes to Financial Statements                       9

Phoenix Multi-Sector Fixed Income Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investments securities at value
  (Identified cost $333,558,218)                              $  287,012,099
Foreign currency at value
  (Identified cost $437,632)                                         165,736
Cash                                                                 178,916
Receivables
  Investment securities sold                                       1,582,472
  Fund shares sold                                                   403,308
  Interest                                                         4,944,356
                                                              --------------
    Total assets                                                 294,286,887
                                                              --------------

LIABILITIES
Payables
  Investment securities purchased                                  6,641,271
  Income distribution payable                                        389,436
  Fund shares repurchased                                            365,993
  Distribution fee                                                   152,640
  Investment advisory fee                                            128,014
  Transfer agent fee                                                  22,918
  Financial agent fee                                                103,426
  Directors' fee                                                       3,726
Accrued expenses                                                     150,980
                                                              --------------
    Total liabilities                                              7,958,404
                                                              --------------
NET ASSETS                                                    $  286,328,483
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  343,037,767
Undistributed net investment income                                  880,311
Accumulated net realized loss                                    (10,771,580)
Net unrealized depreciation                                      (46,818,015)
                                                              --------------
NET ASSETS                                                    $  286,328,483
                                                              --------------
                                                              --------------
CLASS A
Shares of common stock outstanding, $0.10 par value,
  166,666,667 shares authorized
  (Net Assets $156,317,038)                                       13,957,514
Net asset value per share                                             $11.20
Offering price per share $11.20/(1-4.75%)                             $11.76
CLASS B
Shares of common stock outstanding, $0.10 par value,
  166,666,667 shares authorized
  (Net Assets $124,074,871)                                       11,093,371
Net asset value and offering price per share                          $11.18
CLASS C
Shares of common stock outstanding, $0.10 par value,
  166,666,666 shares authorized (Net Assets $5,936,574)              529,622
Net asset value and offering price per share                          $11.21

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $   30,512,704
Dividends                                                          1,266,851
Foreign taxes withheld                                              (114,213)
                                                              --------------
    Total investment income                                       31,665,342
                                                              --------------

EXPENSES
Investment advisory fee                                            1,875,258
Distribution fee, Class A                                            474,342
Distribution fee, Class B                                          1,492,003
Distribution fee, Class C                                             38,036
Distribution fee, Class M                                              1,134
Financial Agent fee                                                  211,515
Transfer agent                                                       447,166
Custodian                                                            111,574
Printing                                                              85,632
Registration                                                          70,424
Professional                                                          37,774
Directors                                                             16,465
Miscellaneous                                                         20,727
                                                              --------------
    Total expenses                                                 4,882,050
                                                              --------------
NET INVESTMENT INCOME                                             26,783,292
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                   (8,196,692)
Net realized loss on foreign currency                               (793,051)
Net realized gain on written options                                  29,400
Net change in unrealized appreciation (depreciation)
  on investments                                                 (41,063,667)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transaction                 (271,896)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (50,295,906)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (23,512,614)
                                                              --------------
                                                              --------------

10                     See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Year Ended      Year Ended
                                                                10/31/98        10/31/97
                                                              -------------   -------------
FROM OPERATIONS
  Net investment income                                       $  26,783,292   $  23,459,692
  Net realized gain (loss)                                       (8,960,343)     18,266,122
  Net change in unrealized appreciation (depreciation)          (41,335,563)    (13,926,558)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                  (23,512,614)     27,799,256
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                (15,872,614)    (13,142,727)
  Net investment income, Class B                                (11,337,234)     (9,715,503)
  Net investment income, Class C                                   (293,230)           (518)
  Net investment income, Class M                                    (18,101)           (361)
  Net realized gains, Class A                                    (5,130,635)             --
  Net realized gains, Class B                                    (4,099,438)             --
  Net realized gains, Class C                                       (23,783)             --
  Net realized gains, Class M                                        (3,353)             --
  In excess of net realized gains, Class A                         (902,131)             --
  In excess of net realized gains, Class B                         (720,813)             --
  In excess of net realized gains, Class C                           (4,182)             --
  In excess of net realized gains, Class M                             (589)             --
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS     (38,406,103)    (22,859,109)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (3,001,172 and 4,562,676
    shares, respectively)                                        38,782,884      62,841,128
  Net asset value of shares issued from reinvestment of
    distributions (1,178,336 and 619,297 shares,
    respectively)                                                15,112,655       8,494,539
  Cost of shares repurchased (4,402,648 and 3,789,497
    shares, respectively)                                       (54,806,672)    (52,071,617)
                                                              -------------   -------------
Total                                                              (911,133)     19,264,050
                                                              -------------   -------------
CLASS B
  Proceeds from sales of shares (1,791,306 and 2,633,503
    shares, respectively)                                        23,227,300      36,085,338
  Net asset value of shares issued from reinvestment of
    distributions (616,801 and 284,957 shares, respectively)      7,896,496       3,902,825
  Cost of shares repurchased (2,809,056 and 2,207,175
    shares, respectively)                                       (35,444,257)    (30,270,502)
                                                              -------------   -------------
Total                                                            (4,320,461)      9,717,661
                                                              -------------   -------------
CLASS C
  Proceeds from sales of shares (595,059 and 21,052 shares,
    respectively)                                                 7,751,415         297,100
  Net asset value of shares issued from reinvestment of
    distributions (18,346 and 22 shares, respectively)              227,373             303
  Cost of shares repurchased (104,857 and 0 shares,
    respectively)                                                (1,306,530)             --
                                                              -------------   -------------
Total                                                             6,672,258         297,403
                                                              -------------   -------------
CLASS M
  Proceeds from sales of shares (13,228 and 9,212 shares,
    respectively)                                                   176,977         130,970
  Net asset value of shares issued from reinvestment of
    distributions (1,085 and 17 shares, respectively)                13,901             240
  Cost of shares repurchased (23,542 and 0 shares,
    respectively)                                                  (268,015)             --
                                                              -------------   -------------
Total                                                               (77,137)        131,210
                                                              -------------   -------------
  INCREASE IN NET ASSETS FROM SHARES TRANSACTIONS                 1,363,527      29,410,324
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS                         (60,555,190)     34,350,471
NET ASSETS
  Beginning of period                                           346,883,673     312,533,202
                                                              -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $880,311 AND $971,287, RESPECTIVELY]            $ 286,328,483   $ 346,883,673
                                                              -------------   -------------
                                                              -------------   -------------

                       See Notes to Financial Statements                      11

Phoenix Multi-Sector Fixed Income Fund, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                         --------------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31
                                         --------------------------------------------------------------------------
                                               1998            1997            1996            1995            1994
Net asset value, beginning of period     $    13.50      $    13.27      $    12.56      $    11.94      $    14.13
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        1.07            1.03            0.94            0.96            0.76
  Net realized and unrealized gain
    (loss)                                    (1.88)           0.18            0.72            0.61           (1.35)
                                              -----           -----           -----           -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            (0.81)           1.21            1.66            1.57           (0.59)
                                              -----           -----           -----           -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    (1.07)          (0.98)          (0.95)          (0.95)          (0.77)
  Dividends from net realized gains           (0.36)             --              --              --           (0.63)
  In excess of net investment income             --              --              --              --           (0.05)
  In excess of net realized gains             (0.06)             --              --              --              --
  Tax return of capital                          --              --              --              --           (0.15)
                                              -----           -----           -----           -----           -----
      TOTAL DISTRIBUTIONS                     (1.49)          (0.98)          (0.95)          (0.95)          (1.60)
                                              -----           -----           -----           -----           -----
CHANGE IN NET ASSET VALUE                     (2.30)           0.23            0.71            0.62           (2.19)
                                              -----           -----           -----           -----           -----
NET ASSET VALUE, END OF PERIOD           $    11.20      $    13.50      $    13.27      $    12.56      $    11.94
                                              -----           -----           -----           -----           -----
                                              -----           -----           -----           -----           -----
Total return(1)                               (6.86)%          9.22%          13.75%          13.83%          (4.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $156,317        $191,486        $169,664        $168,875        $172,966
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.08%           1.04%(2)        1.07%           1.10%           1.13%
  Net investment income                        8.17%           7.28%           7.56%           8.10%           7.05%
Portfolio turnover                              157%            295%            255%            201%            123%

                                                                          CLASS B
                                         --------------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31
                                         --------------------------------------------------------------------------
                                               1998            1997            1996            1995            1994
Net asset value, beginning of period     $    13.48      $    13.25      $    12.54      $    11.93      $    14.10
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.96            0.92            0.85            0.86            0.68
  Net realized and unrealized gain
    (loss)                                    (1.87)           0.18            0.71            0.61           (1.36)
                                              -----           -----           -----           -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            (0.91)           1.10            1.56            1.47           (0.68)
                                              -----           -----           -----           -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    (0.97)          (0.87)          (0.85)          (0.86)          (0.67)
  Dividends from net realized gains           (0.36)             --              --              --           (0.63)
  In excess of net investment income             --              --              --              --           (0.05)
  In excess of net realized gains             (0.06)             --              --              --              --
  Tax return of capital                          --              --              --              --           (0.14)
                                              -----           -----           -----           -----           -----
      TOTAL DISTRIBUTIONS                     (1.39)          (0.87)          (0.85)          (0.86)          (1.49)
                                              -----           -----           -----           -----           -----
CHANGE IN NET ASSET VALUE                     (2.30)           0.23            0.71            0.61           (2.17)
                                              -----           -----           -----           -----           -----
NET ASSET VALUE, END OF PERIOD           $    11.18      $    13.48      $    13.25      $    12.54      $    11.93
                                              -----           -----           -----           -----           -----
                                              -----           -----           -----           -----           -----
Total return(1)                               (7.51)%          8.42%          12.84%          12.96%          (5.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $124,075        $154,989        $142,869        $144,020        $156,629
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.84%           1.79%(2)        1.82%           1.85%           1.78%
  Net investment income                        7.36%           6.52%           6.80%           7.30%           6.46%
Portfolio turnover                              157%            295%            255%            201%            123%


                                                    CLASS C
                                            YEAR         FROM INCEPTION
                                           ENDED          10/14/97 TO
                                          10/31/98          10/31/97
Net asset value, beginning of period     $   13.48       $     14.22
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                       0.97              0.04
  Net realized and unrealized gain
    (loss)                                   (1.85)            (0.74)
                                             -----             -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.88)            (0.70)
                                             -----             -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.97)            (0.04)
  Dividends from net realized gains          (0.36)               --
  In excess of net investment income            --                --
  In excess of net realized gains            (0.06)               --
  Tax return of capital
                                             -----             -----
      TOTAL DISTRIBUTIONS                    (1.39)            (0.04)
                                             -----             -----
CHANGE IN NET ASSET VALUE                    (2.27)            (0.74)
                                             -----             -----
NET ASSET VALUE, END OF PERIOD           $   11.21       $     13.48
                                             -----             -----
                                             -----             -----
Total return(1)                              (7.36)%           (5.00)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                               $5,937              $284
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.88%             1.62%(2)(4)
  Net investment income                       7.46%             4.75%(4)
Portfolio turnover                             157%              295%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Not annualized
(4)  Annualized

12                     See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers Class A, Class B and Class C. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. OPTIONS

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)

option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998 National Securities and Research Corporation assigned its investment advisory agreement to Phoenix Investment Counsel, Inc. ("PIC"), both an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for its services to the Fund, PIC is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $59,440 for Class A shares, and deferred sales charges of $217,890 for Class B and $4,546 for Class C shares for the year ended October 31, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1998, 1,272,993 was earned by the Distributor, 673,487 was paid to unaffiliated participants, and 59,035 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million. 0.04% of average daily net assets up to $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1998, transfer agent fees were $447,166 of which PEPCO retained $191,853 which is net of the fees paid to State Street.

  At October 31, 1998, PHL and affiliates held 105,323 Class A shares, 14 Class B shares and 7,850 Class C shares of the Fund with a combined value of $1,267,773.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and options, during the year ended October 31, 1998, aggregated 536,995,251 and 557,549,553, including 95,382,288 and 114,838,431 respectively, of U.S.
Government and agency securities.

  Written option activity for the year ended October 31, 1998 aggregated the following:

                                                    CALL OPTIONS
                                            ----------------------------
                                               NUMBER OF      AMOUNT OF
                                                OPTIONS        PREMIUM
                                            ---------------  -----------
Options outstanding at October 31, 1997               --      $      --
Options written                                       10         29,400
Options canceled in closing purchase
 transactions                                         --             --
Options expired                                      (10)       (29,400)
Options exercised                                     --             --
                                                      --
                                                             -----------
Options outstanding at October 31, 1998               --      $      --
                                                      --
                                                      --
                                                             -----------
                                                             -----------

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. LOAN AGREEMENTS

  The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)

Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. For loans which the Fund is a participant, the Fund may not sell its participation in the loan without the lender's prior consent. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

6. CAPITAL LOSS CARRYFORWARDS

  At October 31, 1998, the Fund had a capital loss carryover of $8,638,419 expiring in 2006, which may be used to offset future capital gains.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1998, the Fund increased undistributed net investment income by $646,911, decreased accumulated net realized loss by $183,521 and decreased capital paid in on shares of common stock by $463,390.

TAX INFORMATION NOTICE (UNAUDITED)
LONG-TERM CAPITAL GAINS

  The Fund hereby designates $4,647,071 including $3,687,422 of 28% net gain distributions as a long-term capital gain dividend for purposes of the dividend paid deduction on its federal income tax return.

  This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Fixed Income Fund, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                    [LOGO]

To the Directors and Shareholders of
Phoenix Multi-Sector Fixed Income Fund, Inc.

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 18, 1998

PHOENIX MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

Internet access:
WWW.PHOENIXINVESTMENTS.COM

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

PHOENIX EQUITY PLANNING CORPORATION                          ----------------
PO Box 2200                                                   Bulk Rate Mail
Enfield CT 06083-2200                                          U.S. Postage
                                                                   PAID
                                                             Springfield, MA
                                                              Permit No. 444
                                                             ----------------



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       INVESTMENT PARTNERS







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